1(212) 318-6054

vadimavdeychik@paulhastings.com

July 11, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Re:	New Comstock, Inc. (the “Company”),

File No.: 333-230894

Ladies and Gentlemen:

On behalf of the Company, and pursuant the Securities Act of 1933, as amended, we hereby transmit for filing the amended registration statement on Form S-4. The purpose of this filing is to update certain information and make revisions in response to Staff comments.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/Vadim Avdeychik

Vadim Avdeychik

for Paul Hastings LLP